Investment Portfolioas of August 31, 2023 (Unaudited)
DWS Intermediate Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 102.3%
Alabama 2.9%
Alabama, Black Belt Energy Gas District Gas Project Revenue:
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	1,335,000	1,320,888
Series C-1, 4.0%, Mandatory Put 12/1/2026 @ 100, 10/1/2052, GTY: Goldman Sachs Group, Inc.	7,000,000	6,844,186
Series B-1, 4.0%, Mandatory Put 10/1/2027 @ 100, 4/1/2053, GTY: Goldman Sachs Group, Inc.	2,615,000	2,543,041
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series B, 5.25%, Mandatory Put 12/1/2030 @ 100, 12/1/2053, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	1,155,000	1,218,119
Alabama, Energy Southeast A Cooperative District Revenue, 5.5%, Mandatory Put 1/1/2031 @ 100, 11/1/2053, GTY: Morgan Stanley	6,000,000	6,335,734
Southeast Alabama, Energy Authority A Cooperative District, Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Goldman Sachs & Co.	3,635,000	3,709,183
		21,971,151
Arizona 2.1%
Arizona, Chandler Industrial Development Authority, Intel Corp., 3.8%, Mandatory Put 6/15/2028 @ 100, 12/1/2035	3,000,000	2,996,454
Arizona, Industrial Development Authority, Authority Hospital Revenue Bond, Phoenix Childrens Hospital:
Series A, 5.0%, 2/1/2030	600,000	662,935
Series A, 5.0%, 2/1/2031	1,200,000	1,338,747
Arizona, Salt River Project Agricultural Improvement and Power District, Electric System Revenue:
Series A, 5.0%, 1/1/2028	1,160,000	1,256,301
Series A, 5.0%, 1/1/2029	1,605,000	1,769,342
Arizona, State Health Facilities Authority Revenue, Banner Health, Series B, MUNIPSA + 0.25%, 4.31% (a), Mandatory Put 11/4/2026 @ 100, 1/1/2046	300,000	296,087
Arizona, State Industrial Development Authority Revenue, “A”, Series 2019-2, 3.625%, 5/20/2033	4,656,866	4,246,489
Arizona, State Industrial Development Authority, Education Revenue, Odyssey Preparatory Academy Project, 144A, 4.375%, 7/1/2039	1,500,000	1,303,004
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legency Traditional School Project, Series B, 144A, 5.0%, 7/1/2039	1,000,000	939,491
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series B, AMT, 2.2%, Mandatory Put 6/3/2024 @ 100, 3/1/2028	1,750,000	1,724,685
		16,533,535
Arkansas 0.0%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, 4.17% (b), 9/7/2023, LOC: JPMorgan Chase Bank NA	300,000	300,000

California 9.5%
Anaheim, CA, Housing & Public Improvements Authority, Electric Utility Distribution System:
Series E, 5.0%, 10/1/2028	1,000,000	1,083,564
Series E, 5.0%, 10/1/2029	1,000,000	1,082,314
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series D, MUNIPSA + 0.3%, 4.36% (a), Mandatory Put 4/1/2027 @ 100, 4/1/2056	3,000,000	2,935,393
Series C, MUNIPSA + 0.45%, 4.51% (a), Mandatory Put 4/1/2026 @ 100, 4/1/2056	1,000,000	987,049
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A", Series M-050, 144A, AMT, 3.05%, 6/15/2037	6,725,000	5,569,732
“A-CA", Series 2019-ML05, 3.35%, 11/25/2033, GTY: Freddie Mac	577,755	518,804
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Prerefunded, 5.0%, 6/1/2032	5,000,000	5,496,606
California, Infrastructure & Economic Development Bank, California Academy of Science, Series A, MUNIPSA + 0.35%, 4.41% (a), Mandatory Put 8/1/2024 @ 100, 8/1/2047	1,430,000	1,416,527
California, Metropolitan Water District of Southern California, Series E, MUNIPSA + 0.14%, 4.2% (a), Mandatory Put 5/21/2024 @100, 7/1/2037	2,120,000	2,120,700
California, Municiple District Water & Waste Water Revenue, Series B, MUNIPSA + 0.1%, 4.16% (a), Mandatory Put 7/1/2024 @ 100, 7/1/2046	3,910,000	3,897,736
California, State General Obligation, Various Purposes, 5.0%, 4/1/2036	7,000,000	7,683,468
California, State Housing Finance Agency, Multi-Family Green Tax-Exempt Mortgage Backed Bonds, Noble Towers Apartment, Series N, 2.35%, 12/1/2035	9,402,063	7,560,997
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 8/1/2033	3,500,000	4,024,350
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series H, AMT, 5.5%, 5/15/2036	1,820,000	2,035,066
Series H, AMT, 5.5%, 5/15/2037	4,985,000	5,518,734
Nuveen California Quality Municipal Income Fund, Series 1-1362, 144A, AMT, 4.15% (b), 9/7/2023, LIQ: Societe Generale	2,850,000	2,850,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2035	7,000,000	7,446,072
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:
Series B, AMT, 5.0%, 12/1/2034	5,000,000	5,303,879
Series B, AMT, 5.0%, 12/1/2035	5,000,000	5,269,133
		72,800,124
Colorado 3.1%
Colorado, General Obligation, Vauxmont Metropolitan District, 3.25%, 12/15/2050, INS: AGMC	1,643,000	1,353,291
Colorado, State Health Facilities Authority Revenue, Children's Hospital, Series A, 3.95% (b), 9/1/2023, LOC: TD Bank NA	1,600,000	1,600,000
Colorado, State Housing & Finance Authority, “III”, Series H, 4.25%, 11/1/2049	1,505,000	1,494,724
Colorado, State Housing & Finance Authority Revenue, Series L, 5.75%, 11/1/2053 (c)	5,000,000	5,310,602
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2035	10,000,000	10,447,769
Series D, AMT, 5.75%, 11/15/2037	1,375,000	1,558,151
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2027	500,000	511,421
5.0%, 12/1/2033	500,000	508,178
5.0%, 12/1/2034	1,000,000	1,013,671
		23,797,807
Connecticut 0.6%
Connecticut, State General Obligation, Series B, 3.0%, 6/1/2037	1,075,000	930,558

Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	1,640,000	1,625,621
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose, Series A, 5.0%, 7/1/2038	1,565,000	1,734,229
		4,290,408
Florida 6.0%
Broward County, FL, Airport System Revenue, Series A, AMT, 5.0%, 10/1/2037	2,365,000	2,458,546
Central Florida, Tourism Oversight District, Reedy Creek Improvement District, Series A, 4.0%, 6/1/2032	1,500,000	1,527,483
Escambia County, FL, Housing Finance Authority Single Family Mortgage Revenue, County Program, Series A, 4.75%, 4/1/2050	2,105,000	2,111,175
Florida, Capital Project Finance Authority, Student Housing Revenue, Series A-1, 5.0%, 10/1/2029	1,650,000	1,708,422
Florida, Capital Trust Agency, Educational Growth Fund, Charter Educational Foundation Project, Seies A-1, 144A, 3.375%, 7/1/2031	2,100,000	1,950,834
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 144A, 5.0%, 11/15/2030	1,000,000	906,758
Series A, 5.0%, 6/15/2035	1,000,000	1,018,993
Florida, Development Finance Corp., Brightline Florida Passenger Rail Expansion Project, Series A, 144A, AMT, 7.25%, Mandatory Put 10/3/2023 @ 104, 7/1/2057	1,000,000	1,020,517
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375%, Mandatory Put 1/1/2026 @ 102, 1/1/2049	2,000,000	1,935,775
Series A, 144A, AMT, 6.5%, Mandatory Put 1/1/2029 @ 102, 1/1/2049	1,685,000	1,621,758
Florida, State Department of Transportation, Florida Right-of-Way Acquisition & Bridge Construction, Series A, 4.0%, 7/1/2034	5,000,000	5,206,975
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,174,899
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 4.85%, 5/1/2038	1,000,000	1,003,746
Jacksonville, FL, Special Revenue, Series C, 5.25%, 10/1/2036	5,000,000	5,674,543
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2029	600,000	601,987
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	4,413,743
Miami-Dade County, FL, School Board, Certificates of Participation, Series D, 5.0%, 2/1/2029	7,000,000	7,221,257
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.0%, 10/1/2040	2,250,000	2,324,309
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 3.9% (b), 9/7/2023, LOC: TD Bank NA	200,000	200,000
Village, FL, Community Development District No. 13, Special Assessment Revenue, 3.0%, 5/1/2029	960,000	895,227
		45,976,947
Georgia 7.7%
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	10,632,954
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	8,800,000	8,661,578
Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:
Series B, 4.0%, 4/1/2032	200,000	202,780
Series B, 4.0%, 4/1/2033	200,000	202,427
Series B, 4.0%, 4/1/2034	250,000	252,616
Series B, 4.0%, 4/1/2035	225,000	226,158
Series B, 4.0%, 4/1/2036	250,000	249,337
Georgia, George L Smith II World Congress Center Authority, Convention Center Hotel Second Tier Revenue, Series B, 144A, 5.0%, 1/1/2036	1,250,000	1,161,301
Georgia, Hospital Authority Revenue, WellStar Health System Obligated Group, Series A, 5.0%, 4/1/2042	2,065,000	2,122,253

Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series C, 4.0%, Mandatory Put 12/1/2028 @ 100, 5/1/2052, GTY: Citigroup Global Markets	10,000,000	9,742,170
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,705,000	1,721,788
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	4,000,000	3,998,650
Series B, 4.0%, Mandatory Put 12/2/2024 @ 100, 8/1/2049, GTY: TD Bank NA	5,000,000	4,990,949
Series A, 5.0%, 5/15/2035, GTY: Macquarie Group Ltd.	3,135,000	3,200,467
Series B, 5.0%, Mandatory Put 3/1/2030 @ 100, 7/1/2053, GTY: Royal Bank of Canada	8,490,000	8,808,573
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 4.12% (b), 9/7/2023, LIQ: JPMorgan Chase Bank NA	600,000	600,000
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 1st, 2.25%, 7/1/2025	2,295,000	2,183,189
		58,957,190
Hawaii 0.6%
Hawaii, State General Obligation, Series FK, 4.0%, 5/1/2032	4,400,000	4,502,241
Illinois 6.1%
Chicago, IL, Board of Education, Series B, 4.0%, 12/1/2038	5,000,000	4,544,172
Chicago, IL, International Airport Authority, Gary Jet Center Project, 4.1% (b), 9/7/2023, LOC: BMO Harris Bank NA	700,000	700,000
Chicago, IL, O'Hare International Airport Revenue:
Series C, AMT, 5.0%, 1/1/2035	715,000	771,932
Series C, AMT, 5.0%, 1/1/2036	500,000	534,574
5.25%, 1/1/2039, INS: BAM	825,000	892,528
5.25%, 1/1/2040, INS: BAM	1,130,000	1,217,278
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series A, AMT, 5.0%, 1/1/2036	2,500,000	2,616,983
Chicago, IL, Waterworks Revenue:
Series 2017-2, 5.0%, 11/1/2023	650,000	651,186
Series 2017-2, 5.0%, 11/1/2024	1,000,000	1,014,203
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	5,072,078
Illinois, State Finance Authority Revenue, Series A, 5.0%, 10/1/2032	1,000,000	1,155,880
Illinois, State General Obligation:
Series A, 5.0%, 3/1/2024	1,000,000	1,005,933
Series B, 5.0%, 3/1/2024	1,200,000	1,207,120
5.0%, 11/1/2024	5,325,000	5,400,054
Series B, 5.0%, 5/1/2028	1,000,000	1,059,311
Series A, 5.0%, 3/1/2031	2,500,000	2,733,380
Series B, 5.25%, 10/1/2037	2,000,000	2,154,882
5.5%, 5/1/2024	500,000	505,580
5.5%, 5/1/2025	1,500,000	1,542,263
Series C, 5.5%, 10/1/2039	2,000,000	2,188,264
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	6,500,000	6,658,634
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	3,550,846
		47,177,081
Indiana 1.9%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, MUNIPSA + 0.3%, 4.36% (a), Mandatory Put 3/1/2027 @ 100, 3/1/2039	2,350,000	2,302,584
Indiana, Finance Authority Revenue, Franciscan Alliance, Inc. Obligated Group, Series I, 3.95% (b), 9/1/2023, LOC: Barclays Bank PLC	500,000	500,000
Indiana, Rockport Pollution Control Revenue, Michigan Power Co. Project, Series A, 3.05%, 6/1/2025	3,700,000	3,633,641

Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2033	2,000,000	1,993,535
Indiana, State Finance Authority, CWA Authority Inc., Revenue:
Series A, 5.0%, 10/1/2040 (c)	1,000,000	1,045,827
Series A, 5.0%, 10/1/2041 (c)	1,000,000	1,041,590
Indiana, State Finance Authority, Franciscan Alliance Inc., Obligated Group, Series J, 3.95% (b), 9/1/2023, LOC: Barclays Bank PLC	1,900,000	1,900,000
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project, Series G-2, AMT, 5.25%, 1/1/2037	1,700,000	1,829,767
		14,246,944
Iowa 0.5%
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	280,000	263,472
Iowa, Tobacco Settlement Authority Revenue, “2”, Series B1, 4.0%, 6/1/2049	3,750,000	3,655,558
		3,919,030
Louisiana 0.2%
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,325,749
Massachusetts 2.5%
Massachusetts, Educational Financing Authority, Issue M, Series B, AMT, 2.0%, 7/1/2037	545,000	452,965
Massachusetts, State Development Finance Agency Revenue, Boston University, Series U-6E, 3.8% (b), 9/1/2023, LOC: TD Bank NA	300,000	300,000
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series J2, 5.0%, 7/1/2033	1,000,000	1,059,030
Series J2, 5.0%, 7/1/2034	2,000,000	2,114,599
Massachusetts, State Development Finance Agency Revenue, Northeastern University, 5.0%, 10/1/2037	1,250,000	1,392,321
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 3.95% (b), 9/1/2023, LOC: Bank of America NA	1,795,000	1,795,000
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	140,000	139,401
Massachusetts, State General Obligation, 5.0%, 3/28/2024	1,337,366	1,350,456
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Total Home Care Inc., Series K, 3.8% (b), 9/1/2023, LOC: TD Bank NA	600,000	600,000
Massachusetts, State Port Authority:
Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,328,703
Series A, AMT, 5.0%, 7/1/2036	4,000,000	4,232,344
Massachusetts, State Water Resources Authority, Series A1, 4.08% (b), 9/7/2023, SPA: JPMorgan Chase Bank NA	445,000	445,000
		19,209,819
Michigan 2.8%
Michigan, State Building Authority Revenue, Series I, 5.0%, 4/15/2024	1,000,000	1,010,102
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2031	10,700,000	11,081,318
Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:
AMT, 5.0%, 6/30/2032	1,320,000	1,380,804
AMT, 5.0%, 12/31/2032	700,000	732,057
AMT, 5.0%, 12/31/2033	1,600,000	1,670,973
Michigan, Trunk Line Revenue, Rebuilding Michigan Program:
Series A, 4.0%, 11/15/2036	2,500,000	2,545,472
5.5%, 11/15/2044 (c)	3,000,000	3,374,791
		21,795,517

Minnesota 0.2%
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,070,000	1,860,418
Mississippi 1.2%
Mississippi, State Gaming Tax Revenue:
Series E, 5.0%, 10/15/2028	4,755,000	4,855,919
Series A, 5.0%, 10/15/2036	4,000,000	4,178,233
		9,034,152
Missouri 0.6%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, “A1A”, Series 2021-1, 1.53%, 1/25/2061	4,768,398	3,943,219
Missouri, Plaza At Noah's Ark Community Improvement District, 3.0%, 5/1/2030	725,000	650,987
		4,594,206
Nebraska 1.0%
Nebraska, Public Power District Revenue:
Series A, 5.0%, 1/1/2035	1,410,000	1,558,518
Series A, 5.0%, 1/1/2037	2,750,000	2,983,183
Series A, 5.0%, 1/1/2038	3,000,000	3,226,159
		7,767,860
Nevada 0.2%
Sparks, NV, Tourism Improvement District #1 Revenue, Sales Tax, Series A, 144A, 2.75%, 6/15/2028	1,460,000	1,354,946
New Hampshire 0.9%
New Hampshire, Business Finance Authority Revenue:
Series 2, 4.0%, 10/20/2036	2,966,511	2,782,360
Series 2022-1, 4.375%, 9/20/2036	3,941,343	3,815,912
		6,598,272
New Jersey 3.8%
New Jersey, State Economic Development Authority Revenue, Series SSS, 5.0%, 6/15/2035 (c)	4,230,000	4,547,989
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	1,505,000	1,056,755
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	915,000	854,543
New Jersey, State General Obligation, 4.5%, 3/20/2024	4,410,300	4,432,510
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 2.5%, 12/1/2040	830,000	683,197
Series B, AMT, 3.25%, 12/1/2039	940,000	877,938
Series B, AMT, 3.5%, 12/1/2039	1,410,000	1,335,258
Series B, AMT, 4.0%, 12/1/2041	5,000,000	4,878,068
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2029	970,000	1,010,943
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 5.0%, 6/15/2034	1,700,000	1,886,439
Series AA, 5.0%, 6/15/2036	2,000,000	2,156,629
Series CC, 5.0%, 6/15/2038	2,000,000	2,156,813
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2030	3,000,000	3,212,382
		29,089,464
New Mexico 0.3%
New Mexico, State Mortgage Finance Authority, “I”, Series C, 4.0%, 1/1/2050	2,175,000	2,147,347

New York 11.2%
Broome County, NY, Local Development Corp., Revenue, United Health Services Hospitals, Inc., Project:
3.0%, 4/1/2035, INS: AGMC	1,820,000	1,565,489
3.0%, 4/1/2036, INS: AGMC	1,750,000	1,465,233
New York, Metropolitan Transportation Authority Revenue:
Series 2012-G1, 3.95% (b), 9/1/2023, LOC: Barclays Bank PLC	1,150,000	1,150,000
Series E-1, 3.95% (b), 9/1/2023, LOC: Barclays Bank PLC	2,460,000	2,460,000
Series B, 5.0%, 11/15/2028	3,170,000	3,362,010
Series C1, 5.0%, 11/15/2028	1,200,000	1,268,393
Seies A2, 5.0%, Mandatory Put 5/15/2030 @100, 11/15/2045	5,335,000	5,667,115
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	9,016,015
New York, State Liberty Development Corp. Revenue, A World Trade Center Project, Series A, 1.9%, 11/15/2031	800,000	682,885
New York, State Liberty Development Corp., Second Priority Liberty Revenue, “1”, 2.45%, 9/15/2069	5,000,000	4,500,884
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	10,046,021
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, Series A, AMT, 5.0%, 1/1/2026	3,970,000	4,030,853
New York, State Transportation Development Corp., Special Facility Revenue, Terminal 4 John F. Kennedy International Airport Project, AMT, 5.0%, 12/1/2030	5,000,000	5,329,373
New York, State Urban Development Corp., Personal Income Tax Revenue, Series C, 5.0%, 3/15/2036	5,000,000	5,485,467
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2038	7,000,000	7,863,678
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue, Series A, 3.73%, Mandatory Put 12/29/2028 @ 100, 5/1/2063	4,000,000	3,982,323
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B1, 5.0%, 11/1/2027	750,000	756,707
Series B1, 5.0%, 11/1/2028	1,175,000	1,185,355
Series B1, 5.0%, 11/1/2029	935,000	943,118
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Series S3A, 5.0%, 7/15/2035	5,000,000	5,365,196
New York, NY, General Obligation:
Series C, 4.0%, 8/1/2037	1,000,000	1,000,838
Series L-4, 4.25% (b), 9/1/2023, LOC: U.S. Bank NA	350,000	350,000
Series E1, 5.0%, 4/1/2038	900,000	987,856
Series E1, 5.0%, 4/1/2039	1,250,000	1,365,200
Town of Oyster Bay, NY, State General Obligation, 5.0%, 3/8/2024	1,149,500	1,159,617
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	1,345,000	1,463,210
Series A, 5.0%, 9/1/2031	3,520,000	3,796,701
		86,249,537
North Carolina 1.1%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 3.98% (b), 9/1/2023, LOC: Royal Bank of Canada	3,600,000	3,600,000
North Carolina, Greater Asheville Regional Airport Authority Revenue, AMT, 5.25%, 7/1/2042, INS: AGMC	1,150,000	1,221,554
North Carolina, State Turnpike Authority, Monroe Expressway System:
5.0%, 7/1/2035	820,000	923,671
5.0%, 7/1/2036	1,000,000	1,115,956
5.0%, 7/1/2037	1,000,000	1,105,859
5.0%, 7/1/2038	500,000	549,294
		8,516,334

North Dakota 0.4%
North Dakota, State Housing Finance Agency, Home Mortgage Program, Series B, MUNIPSA + 0.2%, 4.26% (a), Mandatory Put 7/1/2024 @100, 1/1/2043	3,075,000	3,073,945
Ohio 1.7%
City of Akron, OH, City of Akron, Income Tax Revenue:
4.0%, 12/1/2029	1,500,000	1,556,193
4.0%, 12/1/2030	1,210,000	1,252,059
4.0%, 12/1/2031	1,105,000	1,141,795
Ohio, Air Quality Development Authority, Series A, AMT, 4.25%, Mandatory Put 6/1/2027 @ 100, 11/1/2039	1,000,000	994,453
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Summa Health System, 4.0%, 11/15/2035	1,665,000	1,583,416
Ohio, Hospital Facility Revenue, Cleveland Clinic Health System Obligated Group, Series B, 5.0%, 1/1/2029	1,715,000	1,872,914
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2028	5,000,000	4,928,435
		13,329,265
Oregon 0.3%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	2,320,000	2,316,502
Pennsylvania 8.8%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	5,206,421
Lancaster County, PA, Hospital Authority, Brethren Village Project, 5.125%, 7/1/2037	1,000,000	913,225
Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	2,735,000	2,740,188
5.0%, 12/1/2032	2,745,000	2,693,079
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	8,354,452
Pennsylvania, Bucks County Water and Sewer Authority, Sewer System Revenue:
Series A, 5.0%, 12/1/2038, INS: AGMC	1,025,000	1,123,037
Series A, 5.0%, 12/1/2040, INS: AGMC	1,625,000	1,763,385
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue:
Series A, AMT, 2.45%, 6/1/2041	4,030,000	3,347,552
Series A, 2.625%, 6/1/2042	580,000	482,966
Pennsylvania, State Certificates of Participation:
Series A, 5.0%, 7/1/2029	300,000	323,052
Series A, 5.0%, 7/1/2031	850,000	915,236
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group:
Series A, 5.0%, 2/1/2028	3,000,000	3,032,702
Series A-2, 5.0%, 5/15/2039	1,200,000	1,276,606
Pennsylvania, State Economic Development Financing Authority Tax-Exempt Private Activity Revenue, Major Bridges Package One Project:
AMT, 5.5%, 6/30/2037	2,400,000	2,627,415
AMT, 5.5%, 6/30/2038	3,000,000	3,264,150
AMT, 5.5%, 6/30/2039	4,000,000	4,329,054
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 2.15%, Mandatory Put 7/1/2024 @ 100, 7/1/2041, GTY: Waste Management, Inc.	1,250,000	1,229,568
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	635,000	631,291
Series 122, AMT, 4.0%, 10/1/2046	2,260,000	2,245,284

Pennsylvania, State Turnpike Commission Revenue:
Series C, 5.0%, 12/1/2028	2,950,000	3,019,032
Series B, 5.0%, 6/1/2029	5,000,000	5,204,916
Series FIRST, 5.0%, 12/1/2039	860,000	927,707
Series FIRST, 5.0%, 12/1/2040	855,000	911,242
Series FIRST, 5.0%, 12/1/2041	855,000	906,782
Series C, Prerefunded, 5.5%, 12/1/2028	1,000,000	1,005,210
Philadelphia, PA, School District:
Series F, 5.0%, 9/1/2030	8,970,000	9,298,996
Series F, Prerefunded, 5.0%, 9/1/2030	30,000	31,613
		67,804,161
Rhode Island 0.5%
Rhode Island, Health and Educational Building Corp. Revenue, Providence College, 5.0%, 11/1/2041	1,500,000	1,590,821
Rhode Island, Tobacco Settlement Financing Corp., Series B, 4.5%, 6/1/2045	2,375,000	2,316,281
		3,907,102
South Carolina 0.0%
South Carolina, State Housing Finance & Development Authority, Mortgage Revenue, Series A, 4.0%, 1/1/2050	250,000	246,701
Tennessee 1.3%
Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	2,590,869
Memphis & Shelby County, TN, New Memphis Arena Public Building Authority, City of Memphis Project, 0%–4.0%, 4/1/2026 (d)	1,850,000	1,642,168
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 5.5%, 7/1/2038	1,625,000	1,788,733
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Belmont University, 5.0%, 5/1/2039	500,000	532,743
Shelby County, TN, State General Obligation, Series B, 4.0%, 4/1/2034	3,330,000	3,448,618
		10,003,131
Texas 9.0%
Austin, TX, Airport System Revenue, AMT, 5.0%, 11/15/2033	1,250,000	1,366,633
Austin, TX, Water & Wastewater System Revenue, 5.0%, 11/15/2038	3,500,000	3,854,150
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E, 4.0%, 1/1/2037	1,500,000	1,482,406
Dallas, TX, Fort Worth International Airport:
Series B, 5.0%, 11/1/2037	1,200,000	1,309,452
Series B, 5.0%, 11/1/2040 (c)	3,500,000	3,756,655
Houston, TX, Airport System Revenue, Series A, AMT, 4.0%, 7/1/2038	2,000,000	1,925,070
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention And Entertainment Facilities Department:
5.0%, 9/1/2027	1,590,000	1,683,304
5.0%, 9/1/2028	1,350,000	1,448,261
Lower Colorado, TX, Lower Colorado River Authority, 5.0%, 5/15/2032, INS: AGMC	2,685,000	2,995,496
Lower Colorado, TX, State Transmission Contract Authority Revenue, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2041, INS: AGMC	5,000,000	5,333,329
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2024	1,000,000	1,004,796
Series A, 5.25%, 1/1/2038	2,500,000	2,727,912
Northside, TX, Independent School District, 1.6%, Mandatory Put 8/1/2024 @ 100, 8/1/2049	2,915,000	2,843,168
Pearland, TX, General Obligation, Series B, 5.0%, 3/1/2024	1,000,000	1,008,065
Texas, Aldine Independent School District, 4.0%, 2/15/2032	3,000,000	3,040,004
Texas, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05%, Mandatory Put 6/1/2033 @ 100, 11/1/2050	1,275,000	1,253,613

Texas, Lamar Consolidated Independent School District:
5.0%, 2/15/2041	2,530,000	2,735,951
5.0%, 2/15/2042	3,045,000	3,277,537
5.0%, 2/15/2043	2,625,000	2,820,020
Texas, New Hope Cultural Education Facilities Finance Corp., Education Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2040	6,000,000	5,414,324
Texas, State Department of Housing & Community Affairs, 2.17%, 5/1/2038	5,790,098	4,272,794
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	5,755,000	5,959,748
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue:
Series A, 4.0%, 12/31/2035	500,000	481,864
Series A, 4.0%, 12/31/2036	2,000,000	1,915,070
Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	5,085,420
		68,995,042
Utah 0.7%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,236,634
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.25%, 6/1/2037	250,000	276,532
		5,513,166
Vermont 0.2%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St. Michael’s College, 144A, 5.0%, 10/1/2033	1,500,000	1,476,361
Virginia 4.6%
Hampton Roads, VA, Transportation Accountability Commission Revenue, Senior Lien Revenue:
Series A, 4.0%, 7/1/2036	2,070,000	2,106,849
Series A, 4.0%, 7/1/2038	4,370,000	4,377,433
Virginia, Small Business Financing Authority:
AMT, 4.0%, 1/1/2030	1,500,000	1,481,123
AMT, 4.0%, 7/1/2030	1,000,000	986,417
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	18,755,000	19,141,601
Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	7,211,615
		35,305,038
Washington 4.2%
King County, WA, Junior Lien Sewer Revenue, Series A, MUNIPSA + 0.23%, 4.29% (a), Mandatory Put 1/1/2027 @ 100, 1/1/2040	3,845,000	3,754,809
Port of Seattle, WA, Revenue Bonds:
Series B, AMT, 5.0%, 8/1/2036	3,570,000	3,822,421
Series B, AMT, 5.0%, 8/1/2038	5,000,000	5,264,549
Seattle, WA, Seattle Municipal Light & Power Revenue, Series B, MUNIPSA + 0.25%, 4.31% (a), Mandatory Put 11/1/2026 @ 100, 5/1/2045	895,000	877,418
Washington, Central Puget Sound Regional Transit Authority Sales & Use Taxes Revenue, Motor Vehicle Excise Tax Improvement, Green Bond, Series 2015-S-2A, MUNIPSA + 0.2%, 4.26% (a), Mandatory Put 11/1/2026 @ 100, 11/1/2045	5,385,000	5,285,928
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2036	5,185,000	4,394,726
4.0%, 7/1/2031	3,000,000	2,870,344
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,381,114

Washington, State Housing Finance Commission, Horizon House Project:
144A, 5.0%, 1/1/2028	750,000	729,238
144A, 5.0%, 1/1/2029	840,000	810,278
144A, 5.0%, 1/1/2031	1,030,000	976,610
144A, 5.0%, 1/1/2033	1,050,000	977,186
		32,144,621
West Virginia 0.5%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, AMT, 4.125%, Mandatory Put 7/1/2025 @ 100, 7/1/2045	1,250,000	1,232,808
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,510,480
		3,743,288
Wisconsin 1.1%
Wisconsin, Department of Transportation Vehicle Fee Revenue:
Series 1, 5.0%, 7/1/2030 (c)	4,000,000	4,340,761
Series 1, 5.0%, 7/1/2031 (c)	4,000,000	4,393,019
		8,733,780
Puerto Rico 0.7%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2033	1,000,000	936,382
Series A1, 5.75%, 7/1/2031	1,910,000	2,065,828
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2031	3,000,000	2,144,569
		5,146,779
Other 1.3%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A”, Series M-024, AMT, 2.304%, 5/15/2027	360,000	336,448
“A”, Series M-051, 144A, 2.65%, 6/15/2035	7,615,000	6,277,297
Freddie Mac, Multi-Family, “Class A”, 3.4%, 1/25/2036, GTY: Freddie Mac	1,397,993	1,258,875
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2020-ML08, 1.896%, 11/25/2037, GTY: Freddie Mac	2,720,975	2,031,765
		9,904,385
Total Municipal Investments (Cost $813,860,563)		785,659,346

Government & Agency Obligations 0.4%
U.S. Treasury Obligations
U.S. Treasury Note, 0.875%, 11/15/2030 (Cost $3,706,648)	3,800,000	3,041,781

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 4.18% (e) (Cost $23,002)	23,002	23,002

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $817,590,213)	102.7	788,724,129
Other Assets and Liabilities, Net	(2.7)	(20,797,985)
Net Assets	100.0	767,926,144

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2023. Date shown reflects the earlier of demand date or stated maturity date.

(c)	When-issued security.
(d)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(e)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$785,659,346	$—	$785,659,346
Government & Agency Obligations	—	3,041,781	—	3,041,781
Open-End Investment Companies	23,002	—	—	23,002
Total	$23,002	$788,701,127	$—	$788,724,129

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DITFF-PH1
R-080548-2 (1/25)